Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 12,595	$ 9,717
Costs and expenses
Cost of sales (notes 5 and 7)	7,417	6,911
General and administrative expenses (note 11)	185	212
Exploration, evaluation and project expenses (notes 5 and 8)	295	342
Impairment reversals (note 10)	(269)	(1,423)
Loss on currency translation	50	109
Closed mine rehabilitation (note 27b)	90	5
Income from equity investees (note 16)	(288)	(165)
Other (income) expense (note 9)	(178)	(3,100)
Income before finance items and income taxes	5,293	6,826
Finance costs, net (note 14)	(347)	(469)
Income before income taxes	4,946	6,357
Income tax expense (note 12)	(1,332)	(1,783)
Net income	3,614	4,574
Attributable to:
Equity holders of Barrick Gold Corporation	2,324	3,969
Non-controlling interests (note 32)	$ 1,290	$ 605
Earnings (loss) per share data attributable to the equity holders of Barrick Gold Corporation (note 13)
Net income, Basic (in USD per share)	$ 1.31	$ 2.26
Net income, Diluted (in USD per share)	$ 1.31	$ 2.26